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Aberdeen Emerging Markets Debt Fund | Aberdeen Emerging Markets Debt Fund
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ABERDEEN FUNDS

Aberdeen Emerging Markets Debt Fund
(the "Fund")

Supplement to the Fund's Statutory Prospectus
dated February 25, 2013, as supplemented to date

The following replaces the first paragraph and corresponding bullet points in the section entitled, "Summary – Aberdeen Emerging Markets Debt Fund – Principal Strategies" of the Fund's Statutory prospectus:

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As a non-fundamental policy, under normal circumstances, the Emerging Markets Debt Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in emerging market debt securities. An emerging market country is any country determined by the Adviser or Subadviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Emerging market debt securities include securities issued by: (a) government-related bodies of emerging market countries and/or (b) a corporation that

•  is organized under the laws of, or has its principal office in an emerging market country,

•  has its principal securities trading market in an emerging market country,

•  alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country; and/or

•  issues securities denominated in the currency of an emerging market country.

Please retain this Supplement for future reference.

This Supplement is dated April 5, 2013.